Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Computer
	and
	equipment	Automobiles	Total
	US$	US$	US$
Cost
As of April 1, 2021	198,637	99,939	298,576
Additions	34,517	253,812	288,329
Acquisition of subsidiary (note 23)	5,035	7,637	12,672
Exchange realignment	6,715	3,379	10,094
As of March 31, 2022	244,904	364,767	609,671
Additions	3,160	18,410	21,570
Disposal	(43,847)	(3,220)	(47,067)
Disposal of subsidiaries (note 24)	(192,847)	(379,957)	(572,804)
Exchange realignment	929	—	929
As of March 31, 2023	12,299	—	12,299

Accumulated depreciation
As of April 1, 2021	198,637	51,647	250,284
Depreciation for the year	22,336	42,641	64,977
Exchange realignment	(2,829)	(735)	(3,564)
As of March 31, 2022	218,144	93,553	311,697
Depreciation for the year	7,539	63,401	70,940
Disposal	(9,637)	(832)	(10,469)
Disposal of subsidiaries (note 24)	(212,163)	(156,122)	(368,285)
Exchange realignment	(7)	—	(7)
As of March 31, 2023	3,876	—	3,876

Net carrying amount
As of March 31, 2023	8,423	—	8,423
As of March 31, 2022	26,760	271,214	297,974